New accounting standards not yet in effect (Tables)	12 Months Ended
Dec. 31, 2019
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Summary of Accounting Standards

The Entity has not applied the following new and revised IFRSs that have been issued but are not yet effective:

IFRS 17	Insurance Contracts
IFRS 10 and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments IFRS 3	Definition of a Business
Amendments to IAS 1 and IAS 8	Definition of Material
Conceptual Framework	Amendments to References to Conceptual

IFRS 17 Insurance Contracts

The IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts.

This standard outlines a General Model, which is modified for insurance contracts with direct participation features, described as the Variable Fee Approach. The General Model is simplified if certain criteria are met by measuring the liability for remaining coverage using the Premium Allocation Approach.

The General Model will use current assumptions to estimate the amount, timing and uncertainty of future cash flows and it will explicitly measure the cost of that uncertainty, it takes into account market interest rates and the impact of policyholders’ options and guarantees.

The implementation of this standard is likely to bring significant changes to an Company’s processes and systems, and will require much greater co-ordination between many functions of the business, including finance, actuarial and IT.

This standard is effective for annual reporting periods beginning on or after January 1, 2021, with early application permitted. It is applied retrospectively unless impracticable, in which case the modified retrospective approach or the fair value approach is applied.

For the purpose of the transition requirements, the date of initial application is the start if the annual reporting period in which the Company first applies this standard, and the transition date is the beginning of the period immediately preceding the date of initial application.

The Company’s management anticipate that the application of these amendments will not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

IFRS 10 Consolidated Financial Statements and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

The Directors of the Company anticipate that the application of these amendments may have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments IFRS 3, Definition of a Business

The modifications clarify that, while businesses usually have outputs, outputs are not required for a series of integrated activities and assets to qualify as a business. To be considered as a business, a series of acquired activities and assets will be including, at a minimum, an input and a substantial process that together contribute significantly to the ability to generate outputs.

The modifications introduce an optional test to identify the fair value concentration, which allows a simplified assessment of whether a series of acquired activities and assets is not a business if substantially all of the fair value of the acquired gross assets is concentrated in a single identifiable asset. or a group of similar assets.

The amendments apply prospectively to all business combinations and asset acquisitions whose acquisition date is on or after the first reporting period started on or after January 1, 2020, with early adoption allowed.

The Company’s management anticipate that the application of these amendments will not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

Amendments to IAS 1 and IAS 8 Definition of Material

The modifications have to intend to simplify the definition of materiality contained in IAS 1, making it easier to understand and are not intended to obscuring the underlying concept of materiality in IFRS Standards. The concept of obscuring material information with intangible information has been included in the new definition.

The limit for influential materiality for users has been changed from “could influence” to “could reasonably be expected to influence”.

The definition of materiality in IAS 8 has been replaced by a reference to the definition of materiality in IAS 1. In addition, the IASB modified other Standards and the Conceptual Framework that contained a definition of materiality or reference to the term materiality to ensure consistency.

The modification will be applied prospectively for reporting periods beginning on or after January 1, 2020, with early application allowed.

The Company’s management do not anticipate that the application of the standards in the future will have an impact on the Company’s consolidated financial statements.

Conceptual Framework Amendments to References to Conceptual

Together with the revised Conceptual Framework, which entered into force in its publication on March 29, 2018, the IASB also issued the Modifications to the References to the Conceptual Framework of IFRS Standards. The document contains amendments to IFRS 2, 3, 6, 14, IAS 1, 8, 34, 37, 38, IFRIC 12, 19, 20, 22 and SIC 32.

However, not all modifications update the pronouncements regarding references to the Conceptual Framework so that they refer to the revised Conceptual Framework. Some pronouncements are only updated to indicate which version they refer to or to indicate that the definitions in the Standard have not been updated with new ones. definitions developed in the revised Conceptual Framework.

The modifications, which are actually updates, are effective for annual periods beginning on or after January 1, 2020, with early adoption allowed.

The Company’s management do not anticipate that the application of the standards in the future will have an impact on the Company’s consolidated financial statements.